DISCLOSURE OF NOTES RECEIVABLE (Details)	9 Months Ended
Sep. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 1,620,092
Interest	13,241
Accretion	6,657
Note receivable	$ 1,639,990
Note One [Member]
IfrsStatementLineItems [Line Items]
Start Date	Apr. 21, 2021
Maturity Date	Oct. 21, 2022
Rate	0.00%
Principal	$ 169,488
Interest
Accretion	6,057
Note receivable	$ 175,545
Note Two [Member]
IfrsStatementLineItems [Line Items]
Start Date	Apr. 26, 2021
Rate	8.00%
Principal	$ 200,000
Interest	6,926
Accretion
Note receivable	$ 206,926
Note Three [Member]
IfrsStatementLineItems [Line Items]
Start Date	Jun. 01, 2021
Maturity Date	Jun. 01, 2023
Rate	8.00%
Principal	$ 127,410
Interest	2,836
Accretion
Note receivable	$ 130,246
Note Four [Member]
IfrsStatementLineItems [Line Items]
Start Date	Aug. 19, 2021
Rate	8.00%
Principal	$ 250,000
Interest	2,301
Accretion
Note receivable	$ 252,301
Note Five [Member]
IfrsStatementLineItems [Line Items]
Start Date	Sep. 22, 2021
Maturity Date	Sep. 22, 2024
Rate	5.00%
Principal	$ 873,195
Interest	1,178
Accretion	600
Note receivable	$ 874,973